Goodwill and intangible assets (Tables)	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired intangible assets
The estimated useful lives and carrying value of acquired intangible assets are as follows:

		December 31, 2010			December 31, 2011			June 30, 2012 (unaudited)
(in thousands)	Weighted average useful life (years)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Intangible assets:
Trademarks	6.9	$70	$2	$68	$70	$16	$54	$70	$23	$47
Non-compete Agreements	2	70	—	70	70	13	57	70	35	35
Customer relationships	8.6	2,350	137	2,213	2,350	690	1,660	2,350	904	1,446
Developed technology	6	1,670	84	1,586	1,670	510	1,160	1,880	703	1,177
In-process R&D	7	210	—	210	210	—	210	—	—	—

Total intangible assets, net		$4,370	$223	$4,147	$4,370	$1,229	$3,141	$4,370	$1,665	$2,705

Estimated future amortization of acquired intangible assets
Amortization of acquired intangible assets is reflected in cost of revenue and operating expenses. The estimated future amortization of acquired intangible assets as of June 30, 2012 (unaudited) was as follows (in thousands):

2012	$436
2013	727
2014	567
2015	389
2016	258
Thereafter	328

Total	$2,705